Share-Based Payment Arrangements (Details)									12 Months Ended
	Oct. 21, 2025 USD ($) $ / shares shares	Apr. 29, 2025 USD ($) $ / shares shares	Aug. 15, 2024 USD ($) $ / shares shares	Apr. 24, 2023 USD ($) $ / shares shares	Mar. 02, 2023 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) $ / shares shares	Jul. 11, 2022 USD ($) $ / shares shares	May 23, 2022 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 USD ($) $ / shares
Share-Based Payment Arrangements [Line Items]
Granted shares									65,450,000	3,150,000	2,777,000
Option exercise ordinary share (in Shares) | shares								1
American shares (in Shares) | shares									2,000
Weighted average contractual life									3 years 9 months 18 days	2 years 6 months 3 days	3 years 1 month 6 days
Convertible shares (in Shares) | shares									1
Board of Directors [Member]
Share-Based Payment Arrangements [Line Items]
Granted shares	62,450,000	3,000,000	3,150,000	2,732,000	45,000	750,000	3,750,000	6,635,000
Exercise price of option (in Dollars per share)		$ 0.012		$ 0.19	$ 0.198		$ 0.245	$ 0.304
Exercisable period	5 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years
Officer [Member]
Share-Based Payment Arrangements [Line Items]
Consultant per shares (in Dollars per share)								$ 0.276
Restricted share units [member] | Board of Directors [Member]
Share-Based Payment Arrangements [Line Items]
Vesting period							3 years
Share Based Payment Arrangements [Member]
Share-Based Payment Arrangements [Line Items]
Exercise price of option (in Dollars per share)										$ 0.037	$ 0.19
Fair value options value (in Dollars) | $											$ 6,000
Share Based Payment Arrangements [Member] | Bottom of Range [Member]
Share-Based Payment Arrangements [Line Items]
Exercise price of option (in Dollars per share)									$ 0.003
Share Based Payment Arrangements [Member] | Top of Range [Member]
Share-Based Payment Arrangements [Line Items]
Fair value options value (in Dollars) | $									$ 1,450
Restricted share units [member]
Share-Based Payment Arrangements [Line Items]
American shares (in Shares) | shares									2,000
Restricted share units [member] | Board of Directors [Member]
Share-Based Payment Arrangements [Line Items]
Granted shares	62,450,000		3,150,000	2,732,000	45,000	750,000	150,000	5,885,000
Exercise price of option (in Dollars per share)						$ 0.208
Vesting period	3 years	3 years	3 years	3 years		3 years		3 years
Fair value options value (in Dollars) | $	$ 365,000	$ 26,000	$ 190,000	$ 729,000	$ 16,000	$ 267,000	$ 591,000	$ 3,237,000
Ordinary shares [member]
Share-Based Payment Arrangements [Line Items]
Option exercise ordinary share (in Shares) | shares	1	1	1	1	1	1	1	1
Ordinary shares [member] | Board of Directors [Member]
Share-Based Payment Arrangements [Line Items]
Exercise price of option (in Dollars per share)	$ 0.003		$ 0.037
Ads [Member] | Board of Directors [Member]
Share-Based Payment Arrangements [Line Items]
Granted shares	31,225,000	1,500	1,575,000	1,400	22,500
Ads [Member] | Restricted share units [member]
Share-Based Payment Arrangements [Line Items]
Granted shares				1,400	22,500
Restricted share units [member] | Board of Directors [Member]
Share-Based Payment Arrangements [Line Items]
Vesting period					3 years